Consolidated Statement of Changes in Equity - TRY (₺) ₺ in Thousands	Total	Share capital [member]	Treasury share [member]	Additional paid-in capital [member]	Share premium [member]	Legal reserve [member] [1]	Cash flow hedge reserves [member] [1]	Reserve for non-controlling interest put option [member] [1]	Reserve of remeasurements of defined benefit plans [member]	Foreign currency translation reserve [member] [1]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014	₺ 16,710,645	₺ 2,200,000		₺ 35,026	₺ 269	₺ 839,284	₺ (719)	₺ (758,432)	₺ (3,417)	₺ 350,254	₺ 14,431,158	₺ 17,093,423	₺ (382,778)
Total comprehensive income/(loss)
Profit for the year	1,903,551										2,067,654	2,067,654	(164,103)
Other comprehensive income/(loss):
Foreign currency translation differences	(390,215)							(229,173)		(211,430)		(440,603)	50,388
Remeasurements of employee termination benefit	(10,903)								(10,903)			(10,903)
Change in cash flow hedge reserve	719						719					719
Other comprehensive income for the year, net of income tax	(400,399)						719	(229,173)	(10,903)	(211,430)		(450,787)	50,388
Total comprehensive income for the year	1,503,152						₺ 719	(229,173)	(10,903)	(211,430)	2,067,654	1,616,867	(113,715)
Transfers						372,068					(372,068)
Dividend paid	(4,025,515)										(3,925,000)	(3,925,000)	(100,515)
Change in fair value of non-controlling interest	498,540							498,540				498,540
Acquisition of non-controlling interest	(267,920)										(929,013)	(929,013)	661,093
Ending balance at Dec. 31, 2015	14,418,902	2,200,000		35,026	269	1,211,352		(489,065)	(14,320)	138,824	11,272,731	14,354,817	64,085
Total comprehensive income/(loss)
Profit for the year	1,543,803										1,492,088	1,492,088	51,715
Other comprehensive income/(loss):
Foreign currency translation differences	131,091							(133,222)		263,065		129,843	1,248
Remeasurements of employee termination benefit	(27,466)								(27,466)			(27,466)
Other comprehensive income for the year, net of income tax	103,625							(133,222)	(27,466)	263,065		102,377	1,248
Total comprehensive income for the year	1,647,428							(133,222)	(27,466)	263,065	1,492,088	1,594,465	52,963
Transfers						(16,148)					16,148
Dividend paid	(51,416)												(51,416)
Change in fair value of non-controlling interest	128,090							128,090				128,090
Transactions with non-controlling interests	(9,000)												(9,000)
Acquisition of treasury shares (-) (Note 24)	(65,607)		₺ (65,607)									(65,607)
Ending balance at Dec. 31, 2016	16,068,397	2,200,000	(65,607)	35,026	269	1,195,204		(494,197)	(41,786)	401,889	12,780,967	16,011,765	56,632
Total comprehensive income/(loss)
Profit for the year	2,037,759										1,979,129	1,979,129	58,630
Other comprehensive income/(loss):
Foreign currency translation differences	(7,150)							(45,848)		37,811		(8,037)	887
Remeasurements of employee termination benefit	(2,990)								(2,990)			(2,990)
Other comprehensive income for the year, net of income tax	(10,140)							(45,848)	(2,990)	37,811		(11,027)	887
Total comprehensive income for the year	2,027,619							(45,848)	(2,990)	37,811	1,979,129	1,968,102	59,517
Transfers						447,820					(447,820)
Dividend paid	(3,050,928)		9,294								(3,000,000)	(2,990,706)	(60,222)
Ending balance at Dec. 31, 2017	₺ 15,045,088	₺ 2,200,000	₺ (56,313)	₺ 35,026	₺ 269	₺ 1,643,024		₺ (540,045)	₺ (44,776)	₺ 439,700	₺ 11,312,276	₺ 14,989,161	₺ 55,927

[1]	Included in Reserves in the consolidated statement of financial position.